1
The Gabelli Utility Trust
Schedule of Investments — March 31, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 92.2%
ENERGY AND UTILITIES  — 78.6%
Alternative Energy  — 1.0%
2,950 Brookfield Renewable Corp., Cl. A ...... $ 72,482
3,300 Clearway Energy Inc., Cl. C .......... 76,065
5,500 Eos Energy Enterprises Inc.† ......... 5,665
2,622 Landis+Gyr Group AG .............. 201,334
45,400 NextEra Energy Partners LP .......... 1,365,632
12,500 Ormat Technologies Inc. ............ 827,375
600 Orsted AS† ..................... 33,359
250 SolarEdge Technologies Inc.† ......... 17,745
6,000 Vestas Wind Systems A/S† .......... 167,490
2,767,147
Diversified Industrial  — 1.3%
2,000 Alstom SA ...................... 30,488
15,814 AZZ Inc. ........................ 1,222,581
17,000 Bouygues SA .................... 693,819
300 Chart Industries Inc.† .............. 49,416
10,000 General Electric Co. ................ 1,755,300
150 Sulzer AG ....................... 18,246
3,769,850
Electric Integrated  — 42.1%
23,000 ALLETE Inc. ..................... 1,371,720
78,345 Alliant Energy Corp. ............... 3,948,588
17,150 Ameren Corp. .................... 1,268,414
50,950 American Electric Power Co. Inc. ...... 4,386,795
1,800 Atlantica Sustainable Infrastructure plc .. 33,264
64,000 Avangrid Inc. .................... 2,332,160
54,000 Avista Corp. ..................... 1,891,080
400 Badger Meter Inc. ................. 64,724
33,000 Black Hills Corp. .................. 1,801,800
7,500 CenterPoint Energy Inc. ............. 213,675
80,444 CMS Energy Corp. ................ 4,853,991
46,500 Dominion Energy Inc. .............. 2,287,335
16,800 DTE Energy Co. .................. 1,883,952
72,200 Duke Energy Corp. ................ 6,982,462
64,000 Edison International ............... 4,526,720
7,000 Emera Inc. ...................... 246,347
4,100 Entergy Corp. .................... 433,288
138,500 Evergy Inc. ...................... 7,393,130
125,900 Eversource Energy ................ 7,525,043
100,200 FirstEnergy Corp. ................. 3,869,724
69,000 Hawaiian Electric Industries Inc. ....... 777,630
3,700 IDACORP Inc. .................... 343,693
58,000 MGE Energy Inc. .................. 4,565,760
190,150 NextEra Energy Inc. ................ 12,152,487
48,000 NiSource Inc. .................... 1,327,680
73,000 Northwestern Energy Group Inc. ....... 3,717,890
18,000 NRG Energy Inc. .................. 1,218,420
178,000 OGE Energy Corp. ................. 6,105,400
59,000 Otter Tail Corp. ................... 5,097,600
Shares
Market
Value
55,000 PG&E Corp. ..................... $ 921,800
1,100 Pinnacle West Capital Corp. .......... 82,203
86,000 PNM Resources Inc. ............... 3,237,040
58,750 Portland General Electric Co. ......... 2,467,500
22,240 PPL Corp. ...................... 612,267
31,673 Public Service Enterprise Group Inc. .... 2,115,123
1,600 Sempra ........................ 114,928
3,600 The Southern Co. ................. 258,264
17,000 Unitil Corp. ...................... 889,950
122,670 WEC Energy Group Inc. ............. 10,073,660
140,821 Xcel Energy Inc. .................. 7,569,129
120,962,636
Electric Transmission and Distribution  — 3.6%
30,000 Consolidated Edison Inc. ............ 2,724,300
20,550 Constellation Energy Corp. ........... 3,798,667
66,100 Exelon Corp. ..................... 2,483,377
110,000 Iberdrola SA ..................... 1,364,152
300 The Timken Co. ................... 26,229
10,396,725
Energy and Utilities: Natural Resources  — 0.0%
292 Occidental Petroleum Corp. .......... 18,977
Environmental Services  — 0.3%
800 Fluidra SA ...................... 18,919
100 Tetra Tech Inc. ................... 18,471
27,712 Veolia Environnement SA ............ 900,799
938,189
Equipment and Supplies  — 1.2%
5,000 Capstone Green Energy Corp.† ........ 1,050
1,396 Graham Corp.† ................... 38,083
10,000 MDU Resources Group Inc. .......... 252,000
54,500 Mueller Industries Inc. .............. 2,939,185
196 Tidewater Inc.† ................... 18,032
1,150 Valmont Industries Inc. ............. 262,522
3,510,872
Global Utilities  — 2.8%
8,000 Chubu Electric Power Co. Inc. ........ 104,347
7,595 EDP - Energias de Portugal SA ........ 29,580
117,000 Electric Power Development Co. Ltd. .... 1,916,379
33,000 Endesa SA ...................... 611,109
300,000 Enel SpA ....................... 1,980,445
560,000 Hera SpA ....................... 1,973,173
15,000 Hokkaido Electric Power Co. Inc. ...... 81,679
13,000 Hokuriku Electric Power Co. .......... 68,779
220,000 Huaneng Power International Inc., Cl. H† . 129,579
35,000 Korea Electric Power Corp., ADR† ...... 291,550
22,000 Kyushu Electric Power Co. Inc. ........ 196,922
10,000 Shikoku Electric Power Co. Inc. ....... 77,916
7,500 The Chugoku Electric Power Co. Inc. .... 56,381
25,000 The Kansai Electric Power Co. Inc. ..... 354,902

The Gabelli Utility Trust
Schedule of Investments (Continued) — March 31, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
ENERGY AND UTILITIES (Continued)
Global Utilities (Continued)
11,000 Tohoku Electric Power Co. Inc. ........ $ 85,962
7,958,703
Merchant Energy  — 1.5%
240,000 The AES Corp. ................... 4,303,200
Natural Gas Integrated  — 7.2%
8,000 DT Midstream Inc. ................ 488,800
85,000 Energy Transfer LP ................ 1,337,050
105,000 Kinder Morgan Inc. ................ 1,925,700
105,182 National Fuel Gas Co. .............. 5,650,377
142,000 ONEOK Inc. ..................... 11,384,140
20,786,067
Natural Gas Utilities  — 8.0%
25,500 Atmos Energy Corp. ............... 3,031,185
9,000 Chesapeake Utilities Corp. ........... 965,700
13,200 Engie SA ....................... 220,875
69,000 National Grid plc, ADR .............. 4,707,180
30,300 ONE Gas Inc. .................... 1,955,259
50,900 RGC Resources Inc. ............... 1,030,216
134,415 Southwest Gas Holdings Inc. ......... 10,233,014
14,850 Spire Inc. ....................... 911,345
600 UGI Corp. ....................... 14,724
23,069,498
Natural Resources  — 1.9%
450 Antero Resources Corp.† ............ 13,050
55,642 Cameco Corp. .................... 2,410,411
30,000 Compania de Minas Buenaventura SAA,
ADR ......................... 476,400
19,200 Exxon Mobil Corp. ................ 2,231,808
2,200 Hess Corp. ...................... 335,808
5,467,477
Oil  — 0.2%
122 Chevron Corp. ................... 19,244
4,500 Devon Energy Corp. ............... 225,810
20,000 PrairieSky Royalty Ltd. ............. 391,717
1,449 Transocean Ltd.† ................. 9,100
645,871
Services  — 2.3%
22,000 ABB Ltd., ADR ................... 1,019,920
505 Baker Hughes Co. ................. 16,918
555 Diamond Offshore Drilling Inc.† ....... 7,570
20,880 Dril-Quip Inc.† ................... 470,426
99,500 Enbridge Inc. .................... 3,599,910
33,705 Halliburton Co. ................... 1,328,651
807 NOV Inc. ....................... 15,753
1,173 Oceaneering International Inc.† ....... 27,448
Shares
Market
Value
1,105 Schlumberger NV ................. $ 60,565
1,085 TechnipFMC plc .................. 27,244
205 Weatherford International plc† ........ 23,661
6,598,066
Water  — 5.2%
26,000 American States Water Co. ........... 1,878,240
22,400 American Water Works Co. Inc. ....... 2,737,504
23,000 Artesian Resources Corp., Cl. A ....... 853,530
33,200 California Water Service Group ........ 1,543,136
26,400 Essential Utilities Inc. .............. 978,120
6,700 Middlesex Water Co. ............... 351,750
140,000 Severn Trent plc .................. 4,364,515
29,000 SJW Group ..................... 1,641,110
9,400 The York Water Co. ................ 340,938
4,100 Zurn Elkay Water Solutions Corp. ...... 137,227
14,826,070
TOTAL ENERGY AND UTILITIES ...... 226,019,348
COMMUNICATIONS  — 10.4%
Cable and Satellite  — 1.4%
4,000 Altice USA Inc., Cl. A† .............. 10,440
2,500 Charter Communications Inc., Cl. A† .... 726,575
20,900 Cogeco Inc. ..................... 877,937
40,000 EchoStar Corp., Cl. A† .............. 570,000
250,000 ITV plc ......................... 233,182
90,000 Liberty Latin America Ltd., Cl. A† ...... 627,300
5,947 Liberty Latin America Ltd., Cl. C† ...... 41,570
20,000 Rogers Communications Inc., Cl. B ..... 820,000
3,907,004
Communications Equipment  — 0.0%
7,500 Furukawa Electric Co. Ltd. ........... 157,699
Telecommunications  — 6.7%
35,000 AT&T Inc. ....................... 616,000
12,000 BCE Inc., New York ................ 407,760
6,047 BCE Inc., Toronto ................. 205,488
100,000 BT Group plc, Cl. A ................ 138,395
7,500 Cogeco Communications Inc. ......... 332,657
110,000 Deutsche Telekom AG .............. 2,670,154
60,000 Deutsche Telekom AG, ADR .......... 1,452,600
21,250 Eurotelesites AG† ................. 84,710
200 Hutchison Telecommunications Hong Kong
Holdings Ltd. .................. 26
75,000 Liberty Global Ltd., Cl. A† ........... 1,269,000
122,000 Liberty Global Ltd., Cl. C† ........... 2,152,080
1,750,000 Nippon Telegraph & Telephone Corp. .... 2,080,856
156,500 Orange Belgium SA† ............... 2,316,485
6,000 Orange SA, ADR .................. 70,620
59,000 Orascom Financial Holding SAE† ...... 418
10,000 Orascom Investment Holding, GDR† .... 140
30,000 Pharol SGPS SA† ................. 1,579

The Gabelli Utility Trust
Schedule of Investments (Continued) — March 31, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
COMMUNICATIONS (Continued)
Telecommunications (Continued)
8,500 Proximus SA .................... $ 68,758
2,000 PT Indosat Tbk ................... 1,410
1,350 Tele2 AB, Cl. B ................... 11,086
250,000 Telefonica SA, ADR ................ 1,102,500
85,000 Telekom Austria AG ................ 710,692
25,000 Telephone and Data Systems Inc. ...... 400,500
30,000 Telesat Corp.† ................... 258,000
5,500 T-Mobile US Inc. .................. 897,710
10,000 VEON Ltd., ADR† ................. 240,100
40,000 Verizon Communications Inc. ......... 1,678,400
19,168,124
Wireless Communications  — 2.3%
5,000 America Movil SAB de CV, ADR ....... 93,300
16,000 Anterix Inc.† ..................... 537,760
103,000 Millicom International Cellular SA, SDR† . 2,099,645
1,200 Operadora De Sites Mexicanos SAB de CV 1,458
1,814 SK Telecom Co. Ltd., ADR ........... 39,110
400 SmarTone Telecommunications Holdings
Ltd. ......................... 196
60,000 Turkcell Iletisim Hizmetleri A/S, ADR .... 311,400
32,500 United States Cellular Corp.† ......... 1,186,250
250,000 Vodafone Group plc, ADR ........... 2,225,000
6,494,119
TOTAL COMMUNICATIONS ......... 29,726,946
OTHER  — 3.2%
Automotive  — 0.2%
275 Ducommun Inc.† ................. 14,107
45,000 Iveco Group NV† ................. 669,966
684,073
Building and Construction  — 0.1%
2,700 Knife River Corp.† ................. 218,916
Diversified Industrial  — 0.2%
1,200 Accelleron Industries AG, ADR ........ 45,180
200 Arcosa Inc. ...................... 17,172
290 ITT Inc. ........................ 39,449
2,071 L.B. Foster Co., Cl. A† .............. 56,559
500 Matthews International Corp., Cl. A ..... 15,540
13,500 Trinity Industries Inc. ............... 375,975
549,875
Electronics  — 0.6%
1,200 Allient Inc. ...................... 42,816
74 Hubbell Inc. ..................... 30,714
2,200 Keysight Technologies Inc.† .......... 344,036
567 Resideo Technologies Inc.† .......... 12,712
Shares
Market
Value
14,000 Sony Group Corp., ADR ............. $ 1,200,360
1,630,638
Financial Services  — 0.1%
150,000 GAM Holding AG† ................. 43,494
8,000 Kinnevik AB, Cl. A† ................ 90,134
8,000 Kinnevik AB, Cl. B† ................ 89,649
223,277
Machinery  — 1.0%
200,000 CNH Industrial NV ................. 2,592,000
1,310 Flowserve Corp. .................. 59,841
300 Medmix AG ..................... 5,329
2,965 Mueller Water Products Inc., Cl. A ..... 47,707
1,250 Xylem Inc. ...................... 161,550
2,866,427
Specialty Chemicals  — 0.0%
200 Air Products and Chemicals Inc. ....... 48,454
250 Linde plc ....................... 116,080
164,534
Transportation  — 1.0%
21,000 GATX Corp. ..................... 2,814,630
TOTAL OTHER ................. 9,152,370
TOTAL COMMON STOCKS ......... 264,898,664
WARRANTS  — 0.0%
OTHER  — 0.0%
Financial Services  — 0.0%
7,500 SDCL EDGE Acquisition Corp., expire
12/31/28† ..................... 1,050
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 7.8%
$ 22,643,000 U.S. Treasury Bills,
5.151% to 5.472%††, 04/18/24 to
07/25/24 ...................... 22,513,215
TOTAL INVESTMENTS — 100.0% ....
(Cost $250,859,004) ............. $ 287,412,929
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
GDR Global Depositary Receipt
SDR Swedish Depositary Receipt